Trade receivables, contract assets and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivables, contract assets and other receivables
Schedule of trade receivables, contract assets and other receivables

	As at December 31
(in EUR 000)	2025	2024
Trade receivables	5,254	3,382
Contract assets	764	—
Allowance for expected credit loss	(503)	—
Advance payments	307	734
R&D incentive receivable (Australia)	111	155
VAT receivable	614	741
Current tax receivable	811	967
Foreign currency swaps and forwards	4	—
Other	362	177
Total trade receivables, contract assets and other receivables	7,724	6,156